CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended		37 Months Ended
	Jan. 13, 2017	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Proceeds from convertible debt				$ 184
Proceeds from related party debt			$ 57	$ 340
Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt					$ 3,342
Proceeds from related party debt					$ 892
Ordinary shares issued from conversion of Convertible Notes		1,397,068
Conversion of Convertible Notes into Common Stock upon the merger, shares	1,397,068
Shares issued as finder fee	6,473